Trade and Other Receivables (Tables)	12 Months Ended
Sep. 30, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

Trade and other receivables comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Trade receivables	21,515	—
Income tax receivable	460,738	460,738
Other taxation and social security receivable	180,368	123,214
Prepayments	261,352	396,190
Other receivables	460,789	281,558
	1,384,762	1,261,700